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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: June 30, 2006
                                                           -------------

If amended report check here:      |_|                    Amendment Number:
                                                                            ----

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

TENOR CAPITAL MANAGEMENT Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

65 EAST 55TH STREET, 35TH FLOOR         NEW YORK,        NEW YORK        10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-11620
                 --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Starr
Title: Partner
Phone: 212-918-5302

Signature, Place and Date of Signing:

/s/ Matthew Starr               New York, New York                 08/14/06
------------------     ----------------------------------     ------------------
Name                               City, State                       Date


Report Type:

|X|   13F HOLDINGS REPORT.
|_|   13F NOTICE.
|_|   13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        ----------

Form 13F Information Table Entry Total:     47
                                        ----------

Form 13F Information Table Value Total:  $299,920
                                        ----------
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

FORM 13F INFORMATION TABLE

ITEM 1                               ITEM 2    ITEM 3     ITEM 4    ITEM 5               ITEM 6      ITEM 7    ITEM 8
-----------------------------------  --------  ---------  --------  -------------------  ----------  --------  ---------------------
                                     TITLE OF             VALUE     SHARES/   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                       CLASS     CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
AMR CORP NOTE 4.250%                 NOTE      001765ba3      4816   3000000  PRN        Sole                   3000000
ASM INTL NV NOTE 5.250%              NOTE      00207DAE2      2183   2125000  PRN        Sole                   2125000
AMERICAN FINL RLTY TR NOTE 4.375%    NOTE      02607PAB3      9031  10000000  PRN        Sole                  10000000
APRIA HEALTHCARE GROUP INC NOTE
  3.375%                             NOTE      037933AB4     13326  14000000  PRN        Sole                  14000000
CADENCE DESIGN SYSTEM INC NOTE       NOTE      127387AB4     20684  18000000  PRN        Sole                  18000000
CELL THERAPEUTICS INC NOTE 4.000%
  7/0                                NOTE      150934AF4       875   1750000  PRN        Sole                   1750000
CONNETICS CORP NOTE 2.250%           NOTE      208192AB0     11257  11825000  PRN        Sole                  11825000
FEI CO NOTE                          NOTE      30241LAD1     11294  11500000  PRN        Sole                  11500000
GENCORP INC NOTE 4.000%              NOTE      368682AJ9      4028   3500000  PRN        Sole                   3500000
GOODYEAR TIRE & RUBR CO NOTE 4.000%  NOTE      382550AR2     21501  19500000  PRN        Sole                  19500000
GREY GLOBAL GROUP INC SDCV           NOTE      39787MAB4      6882   5500000  PRN        Sole                   5500000
HUTCHINSON TECHNOLOGY INC NOTE
  2.250%                             NOTE      448407AE6      6459   7000000  PRN        Sole                   7000000
ICOS CORP NOTE 2.000%                NOTE      449295AB0      4156   5000000  PRN        Sole                   5000000
JETBLUE AWYS CORP DBCV 3.750%        NOTE      477143AC5     15119  15500000  PRN        Sole                  15500000
LANDAMERICA FINL GROUP INC DBCV
  3.250%                             NOTE      514936AD5     12458   9500000  PRN        Sole                   9500000
MCMORAN EXPLORATION CO NOTE 6.000%   NOTE      582411AB0      7420   5550000  PRN        Sole                   5550000
MEDICIS PHARMACEUTICAL CORP NOTE
  1.500%                             NOTE      584690AB7      9381  10000000  PRN        Sole                  10000000
MEDICIS PHARMACEUTICAL CORP NOTE
  2.500%                             NOTE      58470KAA2     11692  11500000  PRN        Sole                  11500000
NOVELL INC DBCV 0.500%               NOTE      670006AC9      6232   7000000  PRN        Sole                   7000000
OSCIENT PHARMACEUTICALS CORP NOTE
  3.500%                             NOTE      68812RAB1       683   1000000  PRN        Sole                   1000000
SEACOR HOLDINGS INC DBCV             NOTE      811904AH4      6225   5000000  PRN        Sole                   5000000
SEACOR HOLDINGS INC DBCV             NOTE      811904AJ0     14941  12000000  PRN        Sole                  12000000
SHANDA INTERACTIVE ENTMT LTD NOTE    NOTE      81941QAB0      8517   9500000  PRN        Sole                   9500000
SIRIUS SATELLITE RADIO INC NOTE
  2.500%                             NOTE      82966UAC7     20398  16500000  PRN        Sole                  16500000
SIRIUS SATELLITE RADIO INC NOTE      NOTE      82966UAD5      8058   7000000  PRN        Sole                   7000000
TERREMARK WORLDWIDE INC NOTE 9.000%  NOTE      881448AC8      3168   3500000  PRN        Sole                   3500000
WILD OATS MARKETS INC DBCV 3.250%    NOTE      96808BAB3       618    500000  PRN        Sole                    500000
XCEL ENERGY INC NOTE                 NOTE      98389BAB6     14626   9200000  PRN        Sole                   9200000
EQUITY OFFICE PROPERTIES TRU         COM       294741103      1093     29942  SH         Sole                     29942
FORD MTR CO DEL COM PAR              COM       345370860       973    140375  SH         Sole                    140375
GENERAL MTRS CORP DEB SR CONV        COM       370442741     21144    863900  SH         Sole                    863900
ICOS CORP                            COM       449295104        53      2400  SH         Sole                      2400
INDYMAC BANCORP INC WIRES            COM       456607209      8028    108400  SH         Sole                    108400
LEAR CORP                            COM       521865105       366     16500  SH         Sole                     16500
MILLS CORP                           COM       601148109        56      2080  SH         Sole                      2080
SYMANTEC CORP                        COM       871503108      7835    504185  SH         Sole                    504185
AK STL HLDG CORP                     Put       001547958        53      3379       Put   Sole                      3379
AMR CORP                             Put       001765956       829      2000       Put   Sole                      2000
CELL THERAPEUTICS INC                Put       150934957       678      1173       Put   Sole                      1173
CONTINENTAL AIRLS INC                Put       210795958        33       130       Put   Sole                       130
FORD MTR CO DEL                      Put       345370950      1601      8656       Put   Sole                      8656
GENERAL MTRS CORP                    Put       370442955       354      2445       Put   Sole                      2445
GOODYEAR TIRE & RUBR CO              Put       382550951        66       565       Put   Sole                       565
JETBLUE AWYS CORP                    Put       477143951        46       900       Put   Sole                       900
LEAR CORP                            Put       521865955       409      2661       Put   Sole                      2661
MOVIE GALLERY INC                    Put       624581954        40       350       Put   Sole                       350
U S AIRWAYS GROUP INC                Put       90341W958        33       150       Put   Sole                       150
CHIQUITA BRANDS INTL INC *W EXP      Warrants  170032114       200    100000  SH         Sole                    100000